Schedule III - Consolidated Real Estate and Accumulated Depreciation (Detail) (USD $) In Thousands, unless otherwise specified						12 Months Ended					12 Months Ended				12 Months Ended														12 Months Ended																												12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Income Producing Properties [Member]	Dec. 31, 2012 Income Producing Properties [Member] North Carolina [Member] Mechlanburg County [Member] East Morehead [Member]	Dec. 31, 2012 Income Producing Properties [Member] Tennessee [Member] Davidson County [Member] Westmont [Member]	Dec. 31, 2012 Income Producing Properties [Member] Texas [Member] Dallas County [Member] Cedar Hill [Member]	Dec. 31, 2012 Income Producing Properties [Member] Texas [Member] Hood County [Member] Harbor Lakes Golf Club [Member]	Dec. 31, 2012 Income Producing Properties [Member] Texas [Member] Travis County [Member] Radisson Hotel And Suites [Member]	Dec. 31, 2012 Income Producing Properties [Member] Texas [Member] Travis County [Member] Promesa [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Other Country [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] California [Member] Contra Costa County [Member] San Joaquin River [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Colorado [Member] Douglas County [Member] Pinery West [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Colorado [Member] Weld County [Member] Buffalo Highlands [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Colorado [Member] Weld County [Member] Johnstown Farms [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Colorado [Member] Weld County [Member] Stone Braker [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Florida [Member] Hillsborough County [Member] Bridle Path Estates [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Georgia [Member] Bartow County [Member] Towne West [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Georgia [Member] Bartow County [Member] Euharlee North [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Georgia [Member] Bartow County [Member] Parkside At Woodbury [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Georgia [Member] Coweta County [Member] Cedar Creek Preserve [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Georgia [Member] Coweta County [Member] Corinth Landing [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Georgia [Member] Coweta County [Member] Coweta South Industrial Park [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Georgia [Member] Coweta County [Member] Fox Hall [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Georgia [Member] Coweta County [Member] Genesee [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Georgia [Member] Dawson County [Member] Woodlands At Burt Creek [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Texas [Member] Bastrop County [Member] Hunters Crossing [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Texas [Member] Bastrop County [Member] The Colony [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Texas [Member] Bexar County [Member] Cibolo Canyons [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Texas [Member] Calhoun County [Member] Caracol [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Texas [Member] Calhoun County [Member] Harbor Mist [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Texas [Member] Collin County [Member] Lakes Of Prosper [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Texas [Member] Collin County [Member] Maxwell Creek [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Texas [Member] Collin County [Member] Timber Creek [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Texas [Member] Collin County [Member] Village Park [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Texas [Member] Comal County [Member] Oak Creek Estates [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Texas [Member] Dallas County [Member] Stoney Creek [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Texas [Member] Denton County [Member] Lantana [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Texas [Member] Denton County [Member] The Preserve At Pecan Creek [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Texas [Member] Fort Bend County [Member] Summer Lakes [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Texas [Member] Fort Bend County [Member] Summer Park [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Texas [Member] Fort Bend County [Member] Willow Creek Farms [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Texas [Member] Harris County [Member] Barrington [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Texas [Member] Harris County [Member] City Park [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Texas [Member] Hays County [Member] Arrowhead Ranch [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Texas [Member] Hood County [Member] Harbor Lakes [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Texas [Member] Nueces County [Member] Tortuga Dunes [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Texas [Member] Tarrant County [Member] Summer Creek Ranch [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Texas [Member] Tarrant County [Member] Bar C- Ranch [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Texas [Member] Williamson County [Member] Westside At Buttercup Creek [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Texas [Member] Williamson County [Member] Chandler Road Properties [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Texas [Member] Williamson County [Member] La Conterra [Member]	Dec. 31, 2012 Entitled Developed and Under Development Projects [Member] Missouri [Member] Clay County [Member] Somerbrook [Member]	Dec. 31, 2012 Undeveloped Land Type [Member]	Dec. 31, 2012 Undeveloped Land Type [Member] California [Member] Los Angeles [Member] Land In Entitlement Process [Member]	Dec. 31, 2012 Undeveloped Land Type [Member] Georgia [Member] Bartow County [Member] Undeveloped Land [Member]	Dec. 31, 2012 Undeveloped Land Type [Member] Georgia [Member] Coweta County [Member] Undeveloped Land [Member]	Dec. 31, 2012 Undeveloped Land Type [Member] Georgia [Member] Coweta County [Member] Land In Entitlement Process [Member]	Dec. 31, 2012 Undeveloped Land Type [Member] Georgia [Member] Dawson County [Member] Undeveloped Land [Member]	Dec. 31, 2012 Undeveloped Land Type [Member] Georgia [Member] Carroll County [Member] Undeveloped Land [Member]	Dec. 31, 2012 Undeveloped Land Type [Member] Georgia [Member] Carroll County [Member] Land In Entitlement Process [Member]	Dec. 31, 2012 Undeveloped Land Type [Member] Georgia [Member] Cherokee County [Member] Undeveloped Land [Member]	Dec. 31, 2012 Undeveloped Land Type [Member] Georgia [Member] Cherokee County [Member] Land In Entitlement Process [Member]	Dec. 31, 2012 Undeveloped Land Type [Member] Georgia [Member] Gilmer County [Member] Undeveloped Land [Member]	Dec. 31, 2012 Undeveloped Land Type [Member] Georgia [Member] Lumpkin County [Member] Undeveloped Land [Member]	Dec. 31, 2012 Undeveloped Land Type [Member] Georgia [Member] Paulding County [Member] Undeveloped Land [Member]	Dec. 31, 2012 Undeveloped Land Type [Member] Georgia [Member] Pickens County [Member] Undeveloped Land [Member]	Dec. 31, 2012 Undeveloped Land Type [Member] Texas [Member] Bexar County [Member] Undeveloped Land [Member]	Dec. 31, 2012 Undeveloped Land Type [Member] Texas [Member] Harris County [Member] Land In Entitlement Process [Member]	Dec. 31, 2012 Undeveloped Land Type [Member] Texas [Member] San Augustine County [Member] Undeveloped Land [Member]	Dec. 31, 2012 Undeveloped Land Type [Member] Texas [Member] Other Country [Member] Undeveloped Land [Member]	Dec. 31, 2012 Undeveloped Land Type [Member] Texas [Member] Other Country [Member] Land In Entitlement Process [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 50,063				$ 34,171					$ 15,400	$ 18,771	$ 15,892																				$ 6,517				$ 3,431				$ 5,403				$ 113		$ 28							$ 400
Land	361,614				22,464	5,779	11,546	2,267			2,872	279,284	27,390	12,225	7,308	3,001	2,749	3,878	2,683	936	269	134	852	607	532	166	480	71	3,613	8,726	25,569	8,603	2,822	8,951	9,904	7,282	6,550	1,921	12,822	31,451	5,855	4,269	4,803	3,479	8,950	3,946	12,856	3,514	12,080	2,887	1,365	13,149	3,552	4,023	3,061	59,866	3,969	4,055	473	2,128	2,394	6,619	9,309	3,522	2,400	2,908	3,117	1,406	2,400		685	1,610	9,692	3,179
Buildings & Improvements	12,049				12,049				1,446	10,603
Improvements less Cost of Sales and Other	161,798				65,791	175	(124)	1,231	1,615	35,668	27,226	73,185	(9,284)	(3,310)	2,219	575	2,643	(1,271)		923	138	374	228	585	477	2,239	1,176	1,670	7,593	12,575	50,978	3,953	(2,822)	7	(4,204)	3,053	(129)	1,892	1,324	831	857	(1,003)	(1,381)	2,161	(1,720)	(2,732)	1,978	355	10,289	(482)	24	(10,573)	(546)	1,743	(218)	22,822	11,393	85	318	412	1,761	131	2,343	98	568	22	4	242	29	1,588	1,141		4,114	(1,427)
Carrying Costs	9,909				551						551	9,358	823				188												358	161	1,549	2,047			635		81	175	158		436					1,641		312				488		293	13
Land & Land Improvements	496,038				51,523	5,954	11,422	3,498			30,649	361,827	18,929	8,915	9,527	3,576	5,580	2,607	2,683	1,859	407	508	1,080	1,192	1,009	2,405	1,656	1,741	11,564	21,462	78,096	14,603		8,958	6,335	10,335	6,502	3,988	14,304	32,282	7,148	3,266	3,422	5,640	7,230	2,855	14,834	4,181	22,369	2,405	1,389	3,064	3,006	6,059	2,856	82,688	15,362	4,140	791	2,540	4,155	6,750	11,652	3,620	2,968	2,930	3,121	1,648	2,429	1,588	1,826	1,610	13,806	1,752
Buildings & Improvements	49,332				49,332				3,061	46,271
Total	545,370	592,322	585,090	567,229	100,855	5,954	11,422	3,498	3,061	46,271	30,649	361,827	18,929	8,915	9,527	3,576	5,580	2,607	2,683	1,859	407	508	1,080	1,192	1,009	2,405	1,656	1,741	11,564	21,462	78,096	14,603		8,958	6,335	10,335	6,502	3,988	14,304	32,282	7,148	3,266	3,422	5,640	7,230	2,855	14,834	4,181	22,369	2,405	1,389	3,064	3,006	6,059	2,856	82,688	15,362	4,140	791	2,540	4,155	6,750	11,652	3,620	2,968	2,930	3,121	1,648	2,429	1,588	1,826	1,610	13,806	1,752
Accumulated depreciation	$ (28,220)	$ (26,955)	$ (23,438)	$ (24,417)	$ (28,220)				$ (1,349)	$ (26,279)	$ (592)
Date of Construction									2000		2006				2006	2006	2002	2005											2001	1999	2004	2006			2000	2007		2006	2007	2000	2006					2002		2000				1993	2004		2003
Date Acquired						2012	2012	2011	1998		2006				2006	2005	2002	2005	2012										2001	1999	1986	2006	2007	2012	2000	2007	2012	2005	2007	1999	2005	2012	2012	2012	2011	2001	2007	1998	2006	2012	2012	1993	2004	2006	2001		1997